Condensed Financial Information of the Parent Company (Details) - Schedule of Statements of Financial Position - Parent [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 15,751,630	$ 332,617
Other receivables	108,215	9,000
Amount due from related parties	3,311,266	7,020,000
Goodwill	411,862	2,679,445
Investment in subsidiaries	10,158,381	14,915,920
Total assets	29,741,354	24,956,982
Liabilities and equity
Other payables and liabilities	1,209,317
Convertible note payable		1,730,267
Borrowings from related parties	3,300,212	4,033,084
Total liabilities	4,509,529	5,763,351
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 9,830,373 shares at December 31, 2023; par value $0.12* authorized 7,500,000 shares, issued and outstanding 1,618,977* shares at December 31, 2022	1,179,680	194,313
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	80,983,164	46,231,302
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(58,340,675)	(28,769,014)
Accumulated other comprehensive income	985,120	1,112,494
Capital & reserves attributable to equity holders of the Company	25,231,825	19,193,631
Total liabilities and equity	$ 29,741,354	$ 24,956,982